Cash and cash equivalents - summary of cash and cash equivalent (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents.
Cash at banks	$ 4,414,456	$ 4,958,983
Total	$ 4,414,456	$ 4,958,983	$ 2,922,755